[COVER PAGE]


October 31, 1997


                                    PHOENIX
                                          FUNDS


                                 ANNUAL REPORT




                                                       o PHOENIX MULTI-SECTOR
                                                         FIXED INCOME FUND, INC.



[LOGO] PHOENIX
       DUFF & PHELPS

Chairman's Message

Dear Fellow Shareholder,

     We're pleased to provide this report for Phoenix Multi-Sector Fixed Income Fund for the fiscal year ended October 31, 1997. This has been a remarkable time for the financial markets, particularly in terms of market volatility.

     During market extremes, your most important asset may be your financial adviser. Managing your investments in changing markets can be challenging, and your financial adviser knows some time-tested strategies that can help.

     Rebalancing your portfolio is one strategy to reduce risk. As the stock market has moved higher, your equity investments may have increased in value so that now they represent a higher percentage of your total portfolio than you originally intended. Your financial adviser may recommend a shift in asset allocation to bring your portfolio back in line with your investment goals and risk tolerance.

     Diversifying your portfolio can smooth the effects of volatility. Spreading your investments across a broad mix of securities, such as stocks and bonds, reduces risk. You can also diversify by investment style. For example, you may choose to balance an investment in growth stocks with a fund that focuses on value-oriented stocks.

     Dollar-cost averaging takes advantage of market fluctuations. In a systematic savings plan, you'll buy fewer shares when prices are high and more when prices fall. Periodic investments don't ensure a profit, however, and you should consider your ability to continually make purchases.

     On behalf of Phoenix Funds, I want to thank you for investing with us and assure you that we will continue to work hard to help you meet your investment needs.


                                  Sincerely,


                                  /s/ Philip R. McLoughlin


                                  Philip R. McLoughlin
                                  President and Chairman
                                  Phoenix Funds

                  PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.


INVESTOR PROFILE

     Phoenix Multi-Sector Fixed Income Fund is designed for moderately risk-averse investors seeking to maximize current income consistent with preservation of capital.


INVESTMENT ADVISER'S REPORT

     Phoenix Multi-Sector Fixed Income Fund continued to provide investors with above-average returns. For the 12 months ended October 31, 1997, Class A shares returned 9.22% and Class B shares earned 8.42% compared with a return of 8.89% for the Lehman Brothers Aggregate Index. All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

     The Fund's overweighting in non-traditional sectors, such as non-Agency mortgage-backed securities and taxable municipals, contributed positively to performance. Our exposure to emerging-market sovereign debt held back performance slightly during the final month of the fiscal year as emerging markets around the world traded down in sympathy as Southeast Asia's currency problems continued to unfold. The Fund's holdings are well-diversified by country, and we believe the long-term outlook for this sector remains positive.


OUTLOOK

     Given our outlook for moderate growth and benign inflation in the U.S., we will emphasize higher-rated credits within the domestic high-yield universe as we move into the later stages of the economic cycle. We will continue to take advantage of undervalued credits, focusing on oil and gas exploration and production companies, given the improving fundamentals in this sector.

     We also believe the emerging-market sector continues to offer attractive opportunities for long-term appreciation. Our focus is on identifying emerging countries that are experiencing the types of improvements in their infrastructure associated with a better standard of living.

     We will continue to maintain a duration that is neutral to our benchmark. As of October 31, the Fund's duration was 5.3 years.

Phoenix Multi-Sector Fixed Income Fund, Inc.

--------------------------------------------------------------------------------


[tabular representation of line chart data]


                Phoenix Multi-Sector          Lehman Brothers Aggregate
                Fixed Income-Class A                Bond Index*

12/18/89                9525                           10000
10/31/90                9704                           10503
10/31/91               12378                           12164
10/31/92               14125                           13359
10/31/93               16605                           14946
10/31/94               15845                           14397
10/31/95               18035                           16650
10/31/96               20515                           17624
10/31/97               22405                           19191**


[end of line chart]



      Average Annual Total Returns for Periods Ending 10/31/97
                                                                           From            From             From
                                                                         Inception       Inception        Inception
                                                                        10/14/97 to     12/18/89 to       1/3/92 to
                                               1 Year       5 Years      10/31/97        10/31/97          10/31/97
                                              ----------   ---------   -------------   ---------------   ---------------
    Class A with 4.75% sales charge              4.04%        8.61%           --            10.78%              --
    Class A at net asset value                   9.22%        9.67%           --            11.46%              --
    Class B with CDSC                            4.42%        8.87%           --               --             9.13%
    Class B at net asset value                   8.42%        8.87%a          --               --             9.13%
    Class C with CDSC                              --           --         -5.95%              --               --
    Class C at net asset value                     --           --         -5.00%              --               --
    Class M with 3.50% sales charge                --           --         -8.29%              --               --
    Class M at net asset value                     --           --         -4.97%              --               --
    Lehman Brothers Aggregate Bond Index*        8.89%        7.51%           --             8.67%**          7.42%***

This chart assumes an initial gross investment of $10,000 made on December 18, 1989 for Class A shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. Class B shares performance will be greater or less than that shown based on differences in inception dates, fees and sales charges. The total return (since inception 1/3/92) for Class B shares reflects the 5% contingent deferred sales charge (CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%-3rd year, 2%-4th and 5th year and 0% thereafter). Investment return and net asset value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Returns indicate past performance which is not predictive of future performance.

Foreign investing involves special risks, such as currency fluctuation, less public disclosure as well as economic and political risks.

  *The Lehman Brothers Aggregate Bond Index is an unmanaged but commonly used measure of bond performance. It is a combination of several Lehman Brothers Fixed Income indexes. The index's performance does not include sales charges.

 **Index information from 12/31/89 to 10/31/97.

***Index information from 12/31/91 to 10/31/97.

Phoenix Multi-Sector Fixed Income Fund, Inc.

--------------------------------------------------------------------------------

                        INVESTMENTS AT OCTOBER 31, 1997


                                      STANDARD
                                      & POOR'S     PAR
                                       RATING      VALUE
                                     (Unaudited)   (000)        VALUE
                                    ------------- ---------  ------------------
U.S. GOVERNMENT AND AGENCY SECURITIES--6.1%
U.S. Treasury Bonds--2.7%
  U.S. Treasury Bonds
    6.375%, 8/15/27 ............... AAA           $  750       $    773,203
  U.S. Treasury Bonds WI
    6.125%, 11/15/27 (f)  ......... AAA            8,500          8,494,050
                                                               ------------
                                                                  9,267,253
                                                               ------------
U.S. Treasury Notes--3.3%
  U.S. Treasury Notes 6.125%,
    8/15/07   ..................... AAA           11,100         11,346,276
                                                               ------------
Agency Mortgage-Backed Securities--0.1%
  FHLMC 7.50%, 8/15/18 ............ AAA               48             48,217
  FHLMC 8.75%, 3/15/20 ............ AAA              211            212,967
                                                               ------------
                                                                    261,184
                                                               ------------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
  (Identified cost $20,822,272)   ........................       20,874,713
                                                               ------------
NON-CONVERTIBLE BONDS--50.5%
Asset-Backed Securities--5.6%
  BankAmerica Manufacturing
    Housing Contract 97-1,
    B1 6.94%, 6/10/21  ............ Baa(c)         2,095          2,125,770
  BankBoston RV Asset
    Backed Trust 97-1 B
    6.98%, 11/15/17 ............... BBB            2,900          2,945,313
  Continental Airlines 144A
    7.522%, 6/30/01 (b)   ......... BB             4,000          4,020,480
  Green Tree Financial Corp.
    93-2, B 8%, 7/15/18 (g)  ...... A(c)           5,000          5,334,375
  Green Tree Financial Corp.
    94-1, B2 7.85%,
    4/15/19 (g)  .................. A(c)           2,000          2,083,125
  Team Fleet Financing Corp.
    96-1, B 144A 7.10%,
    12/15/02 (b) .................. BBB            3,000          3,001,875
                                                               ------------
                                                                 19,510,938
                                                               ------------
Automobiles--0.6%
  Titan Tire Loan Participation
    7%, 2/11/00  .................. NR             2,000          1,920,000
                                                               ------------
Banks--0.9%
  Citicorp Capital I 7.933%,
    2/15/27   ..................... A-             3,000          3,152,580
                                                               ------------
Communications Equipment--0.2%
  Hermes Europe Railtel B.V. 144A
    11.50%, 8/15/07 (b)   ......... B                500            542,500
                                                               ------------
Consumer Finance--0.9%
  ITT Publimedia 144A
    9.375%, 9/15/07 (b)   ......... B-             3,000          3,067,500
                                                               ------------


                                      STANDARD
                                      & POOR'S     PAR
                                       RATING      VALUE
                                     (Unaudited)   (000)         VALUE
                                    ------------- ---------  ------------------
Electric Companies--0.0%
  Rural Electric Cooperative
    9.73%, 12/15/17 ............... AAA           $  140       $    147,314
                                                               ------------
Industrial--0.8%
  Polymer Group, Inc. 9%,
    7/1/07 ........................ B              2,750          2,784,375
                                                               ------------
Insurance--1.9%
  Middletown Trust Notes
    Series C, PIK interest
    capitalization, Euro
    11.75%, 7/15/10 (e)   ......... A+             1,600          6,666,080(1)
                                                               --------------
Leasing/Rental--0.2%
  Williams Scotsman, Inc.
    144A 9.875%,
    6/1/07 (b)   .................. B-               825            847,688
                                                               --------------
Leisure Time (Products)--1.0%
  Autotote Corp. 144A
    10.875%, 8/1/04 (b)   ......... B+             2,000          2,070,000
  Mashantucket Pequot 144A
    6.91%, 9/1/12 (b)  ............ AAA            1,300          1,322,815
                                                               --------------
                                                                  3,392,815
                                                               --------------
Miscellaneous--1.1%
  Interamericas
    Communication Corp. Unit
    144A 14%, 10/27/07
    (b) (k)   ..................... NR             3,930          3,969,300
                                                               --------------
Non-Agency Mortgage-Backed Securities--31.6%
  Bear Stearns Mortgage
    Securities, Inc. 95-1,
    1B3 144A 6.481%,
    5/25/10 (b)  .................. NR               623            584,128
  Bear Stearns Mortgage
    Securities, Inc. 95-1,
    2B3 144A 7.40%,
    7/25/10 (b)  .................. NR               215            210,056
  CS First Boston Mortgage
    Securities 144A 97-1R,
    1M4 7.364%,
    2/28/22 (b)  .................. Baa(c)         6,113          5,998,240
  Chase Mortgage Finance
    Corp. 94-1, B2 144A
    6.613%, 3/28/25 (b)   ......... A+(c)          3,236          3,198,141
  Criimi Mae Trust I 96-C1,
    A2 144A 7.56%,
    6/30/33 (b) (g) ............... BBB            5,125          5,267,539
  DLJMA 97-CF2, B2 144A
    7.14%, 9/15/08 (b) ............ BBB-           3,900          3,907,312
  Equitable Life 174, C1 144A
    7.52%, 5/15/06 (b) ............ A(c)           1,000          1,063,750

                       See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund, Inc.

--------------------------------------------------------------------------------


                                      STANDARD
                                      & POOR'S      PAR
                                       RATING      VALUE
                                     (Unaudited)   (000)        VALUE
                                    ------------- ---------  --------------
Non-Agency Mortgage-Backed Securities--continued
  Equitable Life 174, D1 144A
    7.77%, 5/15/06 (b) (g)   ...... Baa(c)        $ 4,000     $  4,280,000
  FDIC REMIC Trust 94-C1,
    2D 8.70%, 9/25/25 (g) ......... A(c)            5,000        5,171,875
  FDIC REMIC Trust 96-C1,
    1D 7.25%, 5/25/26  ............ Baa(c)          3,350        3,396,586
  FFCA Secured Lending
    Corp. 144A 97-1, B1
    7.74%, 6/18/13 (b) ............ Aa(c)             750          792,422
  FFCA Secured Lending
    Corp. 144A 97-1, C1
    7.93%, 9/18/14 (b) ............ A(c)            1,150        1,219,000
  First Chicago/Lennar Trust
    97-CHL1, D 144A 8.11%,
    5/29/08 (b)  .................. BB(c)           4,000        4,017,500
  Fund America Structured
    Trust 96-1, A 144A 0%,
    10/25/30 (b) .................. Baa(c)          3,235        2,532,612
  G.E. Capital Mortgage
    Services, Inc. 97-1, A14
    7.50%, 3/25/27 (g) ............ AAA             4,850        4,986,406
  General Electric Mortgage
    Services, Inc. 96-8, 2A5
    7.50%, 5/25/26 (g) ............ AAA             3,632        3,756,051
  Morgan Stanley Capital I
    96-WF1, C 144A 6.59%,
    10/16/06 (b) .................. A(c)            3,550        3,567,750
  Norwest Asset Securities
    Corp. 96-3, B1 7.25%,
    9/25/26   ..................... A(c)            2,166        2,193,357
  Norwest Asset Securities
    Corp. 96-3, B2 7.25%,
    9/25/26   ..................... BBB(c)          3,319        3,393,236
  Prudential Home Mortgage
    Securities 93-H, B4 144A
    6.759%, 9/28/08 (b)   ......... Baa(c)          4,609        4,574,356
  Prudential Home Mortgage
    Securities 96-A, B1
    7.958%, 5/28/26 ............... NR              3,125        2,941,406
  Prudential Home Mortgage
    Securities 93L, 3B2 144A
    6.641%, 12/25/23 (b)  ......... NR              4,770        4,725,281
  Resolution Trust Corp.
    92-C3, B 9.05%, 8/25/23  ...... AA              2,675        2,715,259
  Resolution Trust Corp.
    92-C8, D 8.835%,
    12/25/23  ..................... BBB-            4,101        4,159,655
  Resolution Trust Corp. 95-1,
    C2 7.50%, 10/25/28 ............ BBB             2,581        2,613,973
  Resolution Trust Corp. 95-2,
    C1 7.45%, 5/25/29  ............ Baa(c)          2,686        2,732,809
  Resolution Trust Corp.
    95-C2, C 7%, 5/25/27  ......... A(c)            2,687        2,717,275


                                      STANDARD
                                      & POOR'S      PAR
                                       RATING      VALUE
                                     (Unaudited)   (000)         VALUE
                                    ------------- ---------  --------------
Non-Agency Mortgage-Backed Securities--continued
  Ryland Mortgage Securities
    Corp. III 92-A, 1A 8.27%,
    3/29/30   ..................... A-            $   350     $    355,001
  Structured Asset Securities
    Corp. 93-C1, B 6.60%,
    10/25/24 (g) .................. A+              5,000        4,912,904
  Structured Asset Securities
    Corp. 95-C1, D 7.375%,
    9/25/24 (g)  .................. BBB             5,110        5,167,487
  Structured Asset Securities
    Corp. 95-C4, D 7%,
    6/25/26 (g)  .................. BBB             5,450        5,452,555
  Structured Asset Securities
    Corp. 96-C3, C 144A
    7.375%, 6/25/30 (b) (g)  ...... BBB             3,500        3,544,844
  Wilshire Funding Corp.
    97-WFC1, M3 7.25%,
    8/25/27   ..................... Baa(c)          3,529        3,384,209
                                                              ------------
                                                               109,532,975
                                                              ------------
Oil--1.3%
  Lomak Petroleum, Inc.
    8.75%, 1/15/07  ............... B               4,550        4,584,125
                                                              ------------
Publishing, Broadcasting, Printing & Cable--4.4%
  Century Communications
    8.75%, 10/1/07  ............... BB-             2,000        1,990,000
  Comcast Cellular 144A
    9.50%, 5/1/07 (b)  ............ BB+             1,650        1,707,750
  Fox Kids Worldwide 144A
    0%, 11/1/07 (b) (e)   ......... B               8,250        4,681,875
  Fox/Liberty Networks
    LLC 144A 8.875%,
    8/15/07 (b)  .................. B               3,000        3,007,500
  Fox/Liberty Networks LLC
    144A 0%, 8/15/07 (b)  ......... B               2,500        1,587,500
  Hollinger International
    Publishing, Inc. 9.25%,
    3/15/07   ..................... BB-             2,125        2,188,750
                                                              ------------
                                                                15,163,375
                                                              ------------
Retail (Food Chains)--0.0%
  ARA Services, Inc.
    10.625%, 8/1/00 ............... BBB-               54           58,590
                                                              ------------
TOTAL NON-CONVERTIBLE BONDS
  (Identified cost $170,791,731)   ..........................  175,340,155
                                                              ------------
FOREIGN GOVERNMENT SECURITIES--22.4%
Algeria--1.4%
  Algeria Tranch A Loans
    6.688%, 3/4/00 (e) ............ NR              3,273        2,618,182
  Algeria Tranch 1 Unaffected
    Loans 7.375%,
    3/4/00 (e)   .................. NR              2,727        2,181,818
                                                              ------------
                                                                 4,800,000
                                                              ------------

                        See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund, Inc.

--------------------------------------------------------------------------------


                                       STANDARD
                                       & POOR'S         PAR
                                        RATING         VALUE
                                      (Unaudited)      (000)               VALUE
                                     ------------- -------------------  --------------
Argentina--1.6%
  Republic of Argentina 144A
    11.75%, 2/12/07 (b) ............ BBB-            $    3,000(m)       $  2,482,500
  Republic of Argentina RegS
    11.75%, 2/12/07  ............... BBB-                 3,750(m)          3,103,125
                                                                         ------------
                                                                            5,585,625
                                                                         ------------
Brazil--1.4%
  Republic of Brazil C Bond,
    PIK interest capitalization,
    8%, 4/15/14 (e)  ............... BB-                  3,649             2,562,724
  Republic of Brazil EI-L Euro
    6.875%, 4/15/06 (e) ............ BB-                  2,940             2,337,300
                                                                         ------------
                                                                            4,900,024
                                                                         ------------
Bulgaria--2.2%
  Bulgaria FLIRB Series A
    Bearer Euro 2.25%,
    7/28/12 (e)   .................. B(c)                 8,500             4,659,020
  Republic of Bulgaria IAB
    PDI Euro 6.563%,
    7/28/11 (e)   .................. B(c)                 4,750             3,135,000
                                                                         ------------
                                                                            7,794,020
                                                                         ------------
Colombia--2.4%
  Republic of Colombia
    7.625%, 2/15/07  ............... BBB-                 3,400             3,193,416
  Republic of Colombia Global
    Bond 8.375%, 2/15/27   ......... Baa(c)               3,500             3,190,250
  Republic of Colombia
    Yankee 7.25%, 2/23/04  ......... BBB-                 2,000             1,895,000
                                                                         ------------
                                                                            8,278,666
                                                                         ------------
Ecuador--1.2%
  Ecuador Bearer PDI Euro,
    PIK interest capitalization,
    6.688%, 2/27/15 (e) ............ NR                   6,343             3,747,835
  Ecuador Registered PDI,
    PIK interest capitalization,
    6.688%, 2/27/15 (e) ............ NR                     547               323,089
                                                                         ------------
                                                                            4,070,924
                                                                         ------------
Ivory Coast--0.5%
  Ivory Coast FLIRB WI (f) ......... NR                   1,500               476,250
  Ivory Coast Non-Performing
    Loans (d)  ..................... NR                   2,500             1,025,000
  Ivory Coast PDI WI (f)   ......... NR                     750               286,875
                                                                         ------------
                                                                            1,788,125
                                                                         ------------
Macedonia--0.4%
  Macedonia C Bond, PIK
    interest capitalization,
    6.884%, 7/2/12 (e)  ............ NR                   2,000             1,230,000
                                                                         ------------


                                       STANDARD
                                       & POOR'S           PAR
                                        RATING           VALUE
                                      (Unaudited)        (000)              VALUE
                                     ------------- -------------------  --------------
Mexico--1.8%
  United Mexican States
    Global Bond 11.375%,
    9/15/16 ........................ BB              $     6,000         $  6,300,000
                                                                         ------------
Peru--0.6%
  Peru FLIRB 144A 3.25%,
    3/7/17 (b) (e)   ............... NR                    1,750              875,000
  Peru PDI 144A 4%,
    3/7/17 (b) (e)   ............... NR                    1,980            1,118,700
                                                                         ------------
                                                                            1,993,700
                                                                         ------------
Poland--2.5%
  Poland Discount Euro
    6.688%, 10/27/24 (e)   ......... BBB-                  1,000              940,000
  Poland PDI Bearer 5%,
    10/27/14 (e)  .................. BBB-                  3,000            2,463,750
  Poland Treasury Bill 0%,
    10/21/98   ..................... NR                   12,570(h)         2,938,112
  Poland Treasury Bill 0%,
    10/7/98 ........................ NR                   10,470(h)         2,458,422
                                                                         ------------
                                                                            8,800,284
                                                                         ------------
Russia--3.7%
  Russia Principal Loans WI
    6.719%, 12/15/20 (f)   ......... NR                   13,300            7,847,000
  Russian Federation OFZ Linked
    Notes 18.29%, 9/3/99 (e)  ...... NR               14,346,000(i)         2,269,523
  Vnesheconombank Loans
    Yankee (d) ..................... NR                    3,000            2,668,125
                                                                         ------------
                                                                           12,784,648
                                                                         ------------
South Africa--0.9%
  Republic of South Africa
    13%, 8/31/10  .................. BBB+                 16,460(j)         3,098,755
                                                                         ------------
Venezuela--1.8%
  Republic of Venezuela
    9.25%, 9/15/27   ............... B+                    6,000            5,040,000
  Republic of Venezuela
    DCB Euro 6.75%,
    12/18/07 (e)  .................. B+                    1,500            1,312,500
                                                                         ------------
                                                                            6,352,500
                                                                         ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
 (Identified cost $85,329,296) .....................................       77,777,271
                                                                         ------------
FOREIGN NON-CONVERTIBLE BONDS--8.4%
Argentina--1.2%
  CEI Citicorp 144A 11.25%,
    2/14/07 (b)   .................. NR                    1,500(m)         1,215,000
  Perez Companc SA 8.125%,
    7/15/07 ........................ BBB-                  3,000            2,861,250
                                                                         ------------
                                                                            4,076,250
                                                                         ------------
Bermuda--0.3%
  AES China Generating Co.
    Yankee 10.125%,
    12/15/06   ..................... BB-                     870              874,350
                                                                         ------------

                       See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund, Inc.

--------------------------------------------------------------------------------


                                     STANDARD
                                     & POOR'S      PAR
                                      RATING      VALUE
                                    (Unaudited)   (000)        VALUE
                                   ------------- ---------  -------------
Brazil--0.9%
  Localiza Rent a Car 144A
    10.25%, 10/1/05 (b)  ......... B(c)          $ 2,000     $  1,800,000
  Paging Network Do Brasil
    144A 13.50%, 6/6/05 (b)   .... NR              1,000          950,000
  Tevecap SA RegS 12.625%,
    11/26/04 ..................... B                 250          255,000
                                                             ------------
                                                                3,005,000
                                                             ------------
Chile--1.8%
  Compania Sud Amer Vapore
    144A 7.375%,
    12/8/03 (b) .................. BBB             5,000        4,943,750
  Petropower I Funding
    Trust 144A 7.36%,
    2/15/14 (b) .................. BBB             1,450        1,433,296
                                                             ------------
                                                                6,377,046
                                                             ------------
China--0.4%
  Greater Beijing 144A
    9.50%, 6/15/07 (b) (k)  ...... BB              1,700        1,547,000
                                                             ------------
Ecuador--0.6%
  Consorcio Ecuatoriano TE
    RegS 14%, 5/1/02  ............ NR              2,150        2,171,500
                                                             ------------
Germany--0.4%
  Kablemedia Holding 0%,
    8/1/06 (e)  .................. B-              2,000        1,415,000
                                                             ------------
Mexico--2.0%
  Banco Nacional de Mexico
    144A 7.57%, 12/31/00 (b) ..... NR              4,400        4,413,640
  TFM SA de C.V., 0%,
    6/15/09 (e) .................. B+              4,000        2,480,000
                                                             ------------
                                                                6,893,640
                                                             ------------
Netherlands--0.6%
  Netia Holdings 144A 0%,
    11/1/07 (b) (e)   ............ NR              3,500        2,108,750
                                                             ------------
Venezuela--0.2%
  Petrozuata Finance, Inc.
    144A 8.22% 4/1/17 (b)   ...... BBB-              650          670,898
                                                             ------------
TOTAL FOREIGN NON-CONVERTIBLE BONDS
  (Identified cost $30,247,928)  ........................      29,139,434
                                                             ------------
MUNICIPAL BONDS--4.6%
California--0.8%
  Fresno Pension Obligation
    Taxable 7.80%, 6/1/14   ...... AAA               500          552,380
  Orange County Pension A
    Taxable 7.67%, 9/1/09   ...... AAA             2,000        2,166,620
                                                             ------------
                                                                2,719,000
                                                             ------------


                                     STANDARD
                                     & POOR'S      PAR
                                      RATING      VALUE
                                    (Unaudited)   (000)         VALUE
                                   ------------- ---------  -------------
Colorado--0.8%
  Denver City and County
    School District Taxable
    6.76%, 12/15/07   ............ AAA           $ 2,875     $  2,933,765
                                                             ------------
Florida--1.1%
  Palm Beach Waste Revenue
    Project B Taxable
    10.50%, 1/1/11 (d)   ......... NR              3,750        1,852,763
  University of Miami
    Exchangeable Revenue
    Series A Taxable 7.65%,
    4/1/20 (g)  .................. AAA             1,965        2,040,435
                                                             ------------
                                                                3,893,198
                                                             ------------
Illinois--0.9%
  Illinois Educational
    Facilities Authority
    Revenue Loyola
    University Series A
    Taxable 7.84%, 7/1/24 (g) .... AAA             3,000        3,168,690
                                                             ------------
Pennsylvania--0.7%
  Pennsylvania Economic
    Development 9.50%,
    1/1/12   ..................... NR              3,500        2,310,000
                                                             ------------
Virginia--0.3%
  Newport News Taxable
    Series B 7.05%, 1/15/25   .... AA-             1,000          997,450
                                                             ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $18,314,027)  ............................  16,022,103
                                                             ------------
CONVERTIBLE BONDS--1.5%
Oil & Gas (Drilling & Equipment)--1.5%
  Loews Corp. Cv. 3.125%,
    9/15/07  ..................... A+              4,600        5,238,250
                                                             ------------
TOTAL CONVERTIBLE BONDS
 (Identified cost $4,600,000) ...............................   5,238,250
                                                             ------------
FOREIGN CONVERTIBLE BONDS--3.4%
Canada--0.5%
  Petersburg Long Cv. 144A
    9%, 6/1/06 (b) ............... NR              1,267        1,580,583
                                                             ------------
Mexico--1.1%
  Empresas ICA Sociedad
    Euro Cv. 5%, 3/15/04 ......... BB-             1,500        1,158,750
  Consorcio Grupo Dina Cv.
    8%, 8/8/04  .................. NR              3,000        2,670,000
                                                             ------------
                                                                3,828,750
                                                             ------------
Russia--1.8%
  Lukinter Finance BV Cv.
    RegS 3.50%, 5/6/02   ......... BB-             4,875        6,337,500
                                                             ------------
TOTAL FOREIGN CONVERTIBLE BONDS
  (Identified cost $12,050,542)  ............................  11,746,833
                                                             ------------


                        See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund, Inc.

--------------------------------------------------------------------------------


                                        SHARES                       VALUE
                                       --------                     -------
PREFERRED STOCKS--4.8%
Publishing--1.4%
  American Radio Systems
  Pfd. PIK 11.375%  .................    39,480                   $  4,698,171
                                                                  ------------
REITS--3.4%
Home Ownership Funding 2, Step-down
  Pfd. 144A 13.338% (b) .............    12,000                     11,896,140
                                                                  ------------
TOTAL PREFERRED STOCKS
  (Identified cost $15,594,279) .....                               16,594,311
                                                                  ------------

                                         NUMBER
                                           OF
                                        CONTRACTS
                                        ---------

OPTIONS--0.0%
  Brazil CDB Call Option 12/17/97
    $80.75 (Par Subject to Call
    $1,500,000)  .....................      1.5                              0
  Bulgaria IAB Call Option 1/12/98
    $78.50 (Par Subject to Call
    $3,000,000)  .....................        3                              0
  Peru PDI Call Option 1/12/98 $66
    (Par Subject to Call $3,000,000)..        3                            303
  Russia Principal Call Option 12/23/97
    $72.625 (Par Subject to Call
    $3,000,000)  .....................        3                          6,600
  Venezuela DCB Call Option 12/8/97
    $91.00 (Par Subject to Call
    $2,000,000) ......................        2                              0
                                                                  ------------
                                                                         6,903
                                                                  ------------
TOTAL OPTIONS
  (Identified cost $472,350)  ........                                   6,903
                                                                  ------------
TOTAL LONG-TERM INVESTMENTS--101.7%
  (Identified cost $358,222,425)  ....                             352,739,973
                                                                  ------------




                              STANDARD
                              & POOR'S      PAR
                               RATING      VALUE
                             (Unaudited)   (000)         VALUE
                            ------------- ---------  --------------------
SHORT-TERM OBLIGATIONS--2.2%
Commercial Paper--2.2%
  Associates Corp. of North
    America 5.73%,
    11/3/97 ............... A-1+          $ 7,680      $    7,677,555
                                                       --------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $7,677,555)  ..................          7,677,555
                                                       --------------
TOTAL INVESTMENTS--103.9%
  (Identified cost $365,899,980)   ...............        360,417,528(a)
 Cash and receivables, less liabilities--(3.9%)           (13,533,855)
                                                       --------------
NET ASSETS--100.0%  ..............................     $  346,883,673
                                                       ==============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $8,422,980 and gross depreciation of $14,949,198 for income tax purposes. At October 31, 1997, the aggregate cost of securities for federal income tax purposes was $366,943,746.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1997, these securities amounted to a value of $116,344,971 or 33.5% of net assets.
(c) As rated by Moody's, Fitch, or Duff & Phelps.
(d) Non-income producing.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(f) When issued.
(g) All or a portion segregated as collateral.
(h) Par value represents Polish Zloty.
(i) Par value represents Russian Rubles.
(j) Par value represents South African Rand.
(k) Rights/Warrants incorporated as a unit.
(l) Security valued at fair value as determined in good faith by or under the direction of the Directors.
(m) Par value represents Argentine Pesos.


                       See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund, Inc.

--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1997

Assets
Investment securities at value
  (Identified cost $365,899,980)                   $360,417,528
Receivables
 Investment securities sold                          73,655,017
 Fund shares sold                                       777,050
 Interest                                             5,237,820
                                                   ------------
  Total assets                                      440,087,415
                                                   ------------
Liabilities
Payables
 Custodian                                            1,276,237
 Investment securities purchased                     90,777,526
 Income distribution payable                            332,330
 Fund shares repurchased                                307,533
 Distribution fee                                       178,916
 Investment advisory fee                                167,781
 Transfer agent fee                                      69,496
 Financial agent fee                                     14,620
 Directors' fee                                           4,676
Accrued expenses                                         74,627
                                                   ------------
  Total liabilities                                  93,203,742
                                                   ------------
Net Assets                                         $346,883,673
                                                   ============
Net Assets Consist of:
Capital paid in on shares of common stock          $342,137,630
Undistributed net investment income                     971,287
Accumulated net realized gain                         9,257,208
Net unrealized depreciation                          (5,482,452)
                                                   ------------
Net Assets                                         $346,883,673
                                                   ============
Shares of Class A common stock outstanding,
  $0.10 par value, 125,000,000 shares authorized
  (Net Assets $191,485,737)                          14,180,654
Net asset value per share                          $      13.50
Offering price per share $13.50/(1-4.75%)          $      14.17

Shares of Class B common stock outstanding,
  $0.10 par value, 125,000,000 shares authorized
  (Net Assets $154,989,345)                          11,494,320
Net asset value and offering price per share       $      13.48

Shares of Class C common stock outstanding,
  $0.10 par value, 125,000,000 shares authorized
  (Net Assets $284,165)                                  21,074
Net asset value and offering price per share       $      13.48

Shares of Class M common stock outstanding,
  $0.10 par value, 125,000,000 shares authorized
  (Net Assets $124,426)                                   9,229
Net asset value per share                          $      13.48
Offering price per share $13.48/(1-3.50%)          $      13.97


                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1997

Investment Income
Interest                                              $ 27,132,922
Dividends                                                  994,968
                                                      ------------
  Total investment income                               28,127,890
                                                      ------------
Expenses
Investment advisory fee                                  1,860,360
Distribution fee--Class A                                  463,149
Distribution fee--Class B                                1,529,736
Distribution fee--Class C                                       92
Distribution fee--Class M                                       25
Financial agent fee                                        145,836
Transfer agent                                             422,714
Printing                                                    78,258
Custodian                                                   64,164
Professional                                                54,318
Registration                                                36,600
Directors                                                   22,262
Miscellaneous                                               21,794
                                                      ------------
  Total expenses                                         4,699,308
  Custodian fees paid indirectly                           (31,110)
                                                      ------------
  Net expenses                                           4,668,198
                                                      ------------
Net investment income                                   23,459,692
                                                      ------------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                         18,297,311
Net realized loss on foreign currency                      (31,189)
Net change in unrealized appreciation (depreciation)
  on investments                                       (13,926,558)
                                                      ------------
Net gain on investments                                  4,339,564
                                                      ------------
Net increase in net assets resulting from
  operations                                          $ 27,799,256
                                                      ============


                        See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund, Inc.

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                         Year Ended           Year Ended
                                                                                      October 31, 1997     October 31, 1996
                                                                                      ------------------   -----------------
 From Operations
  Net investment income                                                                 $  23,459,692       $  22,244,512
  Net realized gain                                                                        18,266,122          10,341,278
  Net change in unrealized appreciation (depreciation)                                    (13,926,558)          5,985,981
                                                                                        -------------       -------------
  Increase in net assets resulting from operations                                         27,799,256          38,571,771
                                                                                        -------------       -------------
 From Distributions to Shareholders
  Net investment income--Class A                                                          (13,142,727)        (12,387,209)
  Net investment income--Class B                                                           (9,715,503)         (9,458,214)
  Net investment income--Class C                                                                 (518)                 --
  Net investment income--Class M                                                                 (361)                 --
                                                                                        -------------       -------------
  Decrease in net assets resulting from distributions to shareholders                     (22,859,109)        (21,845,423)
                                                                                        -------------       -------------
 From Share Transactions
 Class A
  Proceeds from sales of shares (4,562,676 and 5,502,177 shares, respectively)             62,841,128          70,788,640
  Net asset value of shares issued from reinvestment of distributions (619,297 and
   587,270 shares, respectively)                                                            8,494,539           7,517,879
  Cost of shares repurchased (3,789,497 and 6,751,478 shares, respectively)               (52,071,617)        (86,500,171)
                                                                                        -------------       -------------
 Total                                                                                     19,264,050          (8,193,652)
                                                                                        -------------       -------------
 Class B
  Proceeds from sales of shares (2,633,503 and 1,249,907 shares, respectively)             36,085,338          16,054,776
  Net asset value of shares issued from reinvestment of distributions (284,957 and
   275,807 shares, respectively)                                                            3,902,825           3,526,914
  Cost of shares repurchased (2,207,175 and 2,226,264 shares, respectively)               (30,270,502)        (28,475,995)
                                                                                        -------------       -------------
 Total                                                                                      9,717,661          (8,894,305)
                                                                                        -------------       -------------
 Class C
  Proceeds from sales of shares (21,052 and 0 shares, respectively)                           297,100                  --
  Net asset value of shares issued from reinvestment of distributions (22 and 0
   shares, respectively)                                                                          303                  --
  Cost of shares repurchased (0 and 0 shares, respectively)                                        --                  --
                                                                                        -------------       -------------
 Total                                                                                        297,403                  --
                                                                                        -------------       -------------
 Class M
  Proceeds from sales of shares (9,212 and 0 shares, respectively)                            130,970                  --
  Net asset value of shares issued from reinvestment of distributions (17 and 0
   shares, respectively)                                                                          240                  --
  Cost of shares repurchased (0 and 0 shares, respectively)                                        --                  --
                                                                                        -------------       -------------
 Total                                                                                        131,210                  --
                                                                                        -------------       -------------
  Increase (decrease) in net assets from share transactions                                29,410,324         (17,087,957)
                                                                                        -------------       -------------
  Net increase (decrease) in net assets                                                    34,350,471            (361,609)
 Net Assets
  Beginning of period                                                                     312,533,202         312,894,811
                                                                                        -------------       -------------
  End of period (including undistributed net investment income and distributions in excess of net investment income of $971,287 and
   ($316,094), respectively)                                                            $ 346,883,673       $ 312,533,202
                                                                                        =============       =============


                       See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund, Inc.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)


                                                                                 Class A
                                             -------------------------------------------------------------------------------
                                                                         Year Ended October 31,
                                                  1997              1996          1995              1994            1993
                                             -----------------   ------------   --------------   -------------   -----------
Net asset value, beginning of period               $13.27         $  12.56       $    11.94        $  14.13       $  13.29
Income from investment operations
 Net investment income                               1.03             0.94             0.96            0.76           1.14
 Net realized and unrealized gain (loss)             0.18             0.72             0.61           (1.35)          1.08
                                                ----------        --------       ----------        --------       --------
  Total from investment operations                   1.21             1.66             1.57           (0.59)          2.22
                                                ----------        --------       ----------        --------       --------
Less distributions
 Dividends from net investment income               (0.98)           (0.95)           (0.95)          (0.77)         (1.19)
 Dividends from net realized gains                     --               --               --           (0.63)         (0.17)
 In excess of net investment income                    --               --               --           (0.05)         (0.02)
 Tax return of capital                                 --               --               --           (0.15)            --
                                                ----------        --------       ----------        --------       --------
  Total distributions                               (0.98)           (0.95)           (0.95)          (1.60)         (1.38)
                                                ----------        --------       ----------        --------       --------
Change in net asset value                            0.23             0.71             0.62           (2.19)          0.84
                                                ----------        --------       ----------        --------       --------
Net asset value, end of period                     $13.50         $  13.27       $    12.56        $  11.94       $  14.13
                                                ==========        ========       ==========        ========       ========
Total return(1)                                      9.22%           13.75%           13.83%          (4.57)%        17.55%
Ratios/supplemental data:
Net assets, end of period (thousands)            $191,486         $169,664       $  168,875        $172,966       $176,859
Ratio to average net assets of:
 Operating expenses                                  1.04%(2)         1.07%            1.10%           1.13%          1.29%
 Net investment income                               7.28%            7.56%            8.10%           7.05%          8.27%
Portfolio turnover                                    295%             255%             201%            123%           207%


                                                                                Class B
                                             -----------------------------------------------------------------------------
                                                                        Year Ended October 31,
                                                  1997              1996           1995           1994            1993
                                             -----------------   ------------   ------------   -------------   -----------
Net asset value, beginning of period               $13.25         $  12.54       $  11.93        $  14.10       $  13.25
Income from investment operations
 Net investment income                               0.92             0.85           0.86            0.68           1.04
 Net realized and unrealized gain (loss)             0.18             0.71           0.61           (1.36)          1.08
                                                ----------        --------       --------        --------       --------
  Total from investment operations                   1.10             1.56           1.47           (0.68)          2.12
                                                ----------        --------       --------        --------       --------
Less distributions
 Dividends from net investment income               (0.87)           (0.85)         (0.86)          (0.67)         (1.08)
 Dividends from net realized gains                     --               --             --           (0.63)         (0.17)
 In excess of net investment income                    --               --             --           (0.05)         (0.02)
 Tax return of capital                                 --               --             --           (0.14)            --
                                                ----------        --------       --------        --------       --------
  Total distributions                               (0.87)           (0.85)         (0.86)          (1.49)         (1.27)
                                                ----------        --------       --------        --------       --------
Change in net asset value                            0.23             0.71           0.61           (2.17)          0.85
                                                ----------        --------       --------        --------       --------
Net asset value, end of period                     $13.48         $  13.25       $  12.54        $  11.93       $  14.10
                                                ==========        ========       ========        ========       ========
Total return(1)                                      8.42%           12.84%         12.96%          (5.21)%        16.78%
Ratios/supplemental data:
Net assets, end of period (thousands)            $154,989         $142,869       $144,020        $156,629       $193,064
Ratio to average net assets of:
 Operating expenses                                  1.79%(2)         1.82%          1.85%           1.78%          1.99%
 Net investment income                               6.52%            6.80%          7.30%           6.46%          7.36%
Portfolio turnover                                    295%             255%           201%            123%           207%

(1)Maximum sales charges are not reflected in the total return calculation.
(2)For the year ended October 31, 1997, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.


                        See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund, Inc.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)



                                                 Class C               Class M
                                              -------------------   -------------------
                                              From Inception        From Inception
                                               10/14/97 to           10/14/97 to
                                                 10/31/97              10/31/97
                                              -------------------   -------------------
 Net asset value, beginning of period                $14.22              $ 14.22
 Income from investment operations
  Net investment income                                0.04                 0.04
  Net realized and unrealized gain (loss)             (0.74)               (0.73)
                                                  ----------            ---------
   Total from investment operations                   (0.70)               (0.69)
                                                  ----------            ---------
 Less distributions
  Dividends from net investment income                (0.04)               (0.05)
  Dividends from net realized gains                      --                   --
                                                  ----------            ---------
   Total distributions                                (0.04)               (0.05)
                                                  ----------            ---------
 Change in net asset value                            (0.74)               (0.74)
                                                  ----------            ---------
 Net asset value, end of period                      $13.48               $13.48
                                                  ==========            =========
 Total return(1)                                      (5.00)%(2)           (4.97)%(2)
 Ratios/supplemental data:
 Net assets, end of period (thousands)                 $284                 $124
 Ratio to average net assets of:
  Operating expenses                                   1.62%(3)             1.27%(3)
  Net investment income                                4.75%(3)             6.19%(3)
 Portfolio turnover                                     295%                 295%


(1)Maximum sales charges are not reflected in the total return calculation.
(2)Not annualized
(3)Annualized

                       See Notes to Financial Statements

PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1997

1. SIGNIFICANT ACCOUNTING POLICIES

     Phoenix Multi-Sector Fixed Income Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is to maximize current income consistent with the preservation of capital by investing in fixed income securities. The Fund offers Class A, Class B, Class C and Class M shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class M shares are sold with a front-end sales charge of up to 3.50%. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. Security valuation:

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Directors.

B. Security transactions and related income:

     Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to income using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. Income taxes:

     It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:

     Distributions to shareholders are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. Foreign currency translation:

     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction, is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. When-issued and delayed delivery transactions:

     The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.


2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

     As compensation for its services to the Fund, the Investment Adviser, National Securities and Research Corporation, an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee at an annual rate of 0.55% for the first $1 billion of the average daily net assets of the Fund.

     As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of

PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1997 (Continued)

$81,888 for Class A shares and $170 for Class M shares, and deferred sales charges of $399,917 for Class B shares for the year ended October 31, 1997. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares, 1.00% for Class C shares and 0.50% for Class M shares of the average daily net assets of the Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the year ended October 31, 1997, $1,338,075 was earned by the Distributor, $595,248 was paid to unaffiliated participants, and $59,679 was paid to W.S. Griffith, an indirect subsidiary of PHL.

     As Financial Agent of the Fund, PEPCO received a fee for bookkeeping, administration, and pricing services at an annual rate of 0.03% of the average daily net assets of the Fund through December 31, 1996, and starting on January 1, 1997, at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee may apply. PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended October 31, 1997, transfer agent fees were $422,714 of which PEPCO retained $203,729 which is net of the fees paid to State Street.

     At October 31, 1997, PHL and affiliates held 158,158 Class A shares and 12 Class B shares of the Fund with a combined value of $2,135,301.

3. PURCHASE AND SALE OF SECURITIES

     Purchases and sales of securities, excluding short-term securities and options, for the year ended October 31, 1997, aggregated $1,020,576,558 and $988,216,733, including $265,375,186 and $280,185,681, of U.S. Government and
agency securities, respectively.

4. CREDIT RISK

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

5. LOAN AGREEMENTS

     The Fund may invest in direct debt instruments which are interests in amounts owned by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. For loans which the Fund is a participant, the Fund may not sell it's participation in the loan without the lender's prior consent. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

6. CAPITAL LOSS CARRYFORWARDS

     For the year ended October 31, 1997, the Fund was able to utilize losses deferred in the prior year against current year capital gains in the amount of $8,579,546.

7. RECLASSIFICATION OF CAPITAL ACCOUNTS

     In accordance with accounting pronouncements, the Fund has recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of October 31, 1997, the Fund increased undistributed net investment income by $686,798, decreased accumulated net realized gain by $249,356 and decreased capital paid in on shares of common stock by $437,442.



This report is not authorized for distribution to prospective investors in the Phoenix Multi-Sector Fixed Income Fund, Inc. unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

                       REPORT OF INDEPENDENT ACCOUNTANTS


[LOGOTYPE] Price Waterhouse LLP                                           [LOGO]

To the Trustees and Shareholders of
Phoenix Multi-Sector Fixed Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Multi-Sector Fixed Income Fund, Inc. (the "Fund") at October 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP

Boston, Massachusetts
December 12, 1997

                   RESULTS OF SHAREHOLDER MEETING (Unaudited)

A special meeting in lieu of the Annual Meeting of shareholders of the Phoenix Multi-Sector Fixed Income Fund, Inc. was held on July 10, 1997 to approve proposals one and two; and on July 16, 1997 a separate meeting to approve proposal three was held.

 1. Fix the number of directors at fourteen and elect such number as detailed below.

 2. Ratify selection of Price Waterhouse LLP, independent accountants, as auditors for the fiscal year ending October 31, 1997.

 3. Approve a restatement of the Fund's investment restrictions to increase the limit for investment in high yield- high risk securities from 35% to 50% of assets.

On the record date for this meeting, there were 24,826,880 shares outstanding and 50.69% and 51.58%, respectively, of the shares outstanding and entitled to vote were present by proxy.




NUMBER OF VOTES:
1. Election of Directors           For        Withheld
                                ----------    ---------
C. Duann Blinn                 12,400,372     183,916
Robert Chesek                  12,412,096     172,192
E. Virgil Conway               12,393,811     190,477
Harry Dalzell-Payne            12,394,733     189,555
Francis E. Jeffries            12,390,897     193,391
Leroy Keith, Jr.               12,412,133     172,155
Philip R. McLoughlin           12,408,450     175,838
Everett L. Morris              12,388,105     196,183
James M. Oates                 12,412,133     172,155
Calvin J. Pedersen             12,406,155     178,133
Philip R. Reynolds             12,394,535     189,753
Herbert Roth, Jr.              12,396,529     187,759
Richard E. Segerson            12,411,680     172,608
Lowell P. Weicker, Jr.         12,368,168     216,120

                                   For          Against       Abstain
                                ----------     ---------     ---------
2. Price Waterhouse LLP        12,145,210      97,360         341,718
3. Investment Restrictions      8,722,580     1,561,482     2,522,588*

* Includes 1,854,900 shares delivered not voted.

PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.
101 Munson Street
Greenfield, Massachusetts 01301

Directors
C. Duane Blinn
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Philip R. Reynolds
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
David R. Pepin, Executive Vice President
James D. Wehr, Senior Vice President
David L. Albrycht, Vice President
William E. Keen, III, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

Investment Adviser
National Securities & Research Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

Principal Underwriter
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Transfer Agent
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, Massachusetts 02110

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




[BACK COVER]


                                                          -------------------
Phoenix Funds                                               BULK RATE MAIL
PO Box 2200                                                  U.S. POSTAGE
Enfield CT 06083-2200                                           PAID
                                                            SPRINGFIELD, MA
                                                            PERMIT NO. 444
                                                          -------------------







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PDP 660 (12/97)